LEASE OPERATING AND WORKOVER EXPENSE (Tables)	12 Months Ended
Dec. 31, 2018
LEASE OPERATING AND WORKOVER EXPENSE
Schedule of lease operating expenses

	2018	2017	2016
Year ended 31 December	US$’000	US$’000	US$’000
Lease operating expense	(28,205)	(17,127)	(11,259)
Workover expense	(5,753)	(5,289)	(1,678)
Total lease operating and workover expense	(33,958)	(22,416)	(12,937)